14. Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Directors Deferred Compensation Plan
Benefits accrued with the plan	$ 413,884	$ 409,684
Expenses associated with the plan	24,199	31,377
Supplemental Employee Retirement Plan
Benefits accrued with the plan	306,815	243,875
Expenses associated with the plan	$ 62,940	$ 30,165